UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/14

            The following N-Q relates only to Dreyfus/Standish Global Fixed Income Fund and does not affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--91.8%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--1.7%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	9,300,000		7,663,083
Australian Government,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	3,425,000		3,466,032
						11,129,115
Brazil--.4%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unscd. Notes		3.38	9/26/16	1,800,000	b	1,846,800
Caixa Economica Federal,
Sr. Unscd. Notes		4.50	10/3/18	300,000	b	306,900
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	1,370,000	b	507,926
						2,661,626
Canada--3.5%
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	2,054,030	b	1,846,582
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	578,216	b	518,275
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	3,475,000	b	3,106,106
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	725,888	b	651,468
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	350,076		314,376
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	63,386	b	56,701
MEG Energy,
Gtd. Notes		6.38	1/30/23	860,000	b	871,825
Province of Alberta,
Unscd. Bonds	CAD	3.40	12/1/23	13,880,000		13,102,933
Province of British Columbia,

Sr. Unscd. Bonds	CAD	2.70	12/18/22	1,350,000		1,215,645
Province of Ontario,
Bonds	CAD	4.40	3/8/16	1,200,000		1,120,657
						22,804,568
China--.1%
Azure Orbit II International Finance,
Gtd. Notes		3.38	4/25/19	825,000	c	832,245
Colombia--.1%
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/45	820,000		834,350
France--5.6%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	d	1,989,434
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	610,000	d	840,723
Electricite de France,
Sub. Notes	EUR	5.38	1/29/49	500,000	d	712,459
French Government,
Bonds	EUR	2.25	5/25/24	9,300,000		12,891,987
French Government,
Bonds	EUR	3.75	10/25/19	6,625,000		9,821,146
GDF Suez,
Sub. Notes, Ser. NC5	EUR	3.00	6/29/49	1,200,000	d	1,534,475
Pernod-Ricard,
Sr. Unscd. Notes		5.50	1/15/42	2,455,000	b	2,719,013
Societe Generale,
Gtd. Notes		2.75	10/12/17	4,510,000		4,638,598
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	600,000	c,d	776,704
						35,924,539
Germany--6.8%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	1,700,000	d	2,512,602
German Government,
Bonds	EUR	3.25	7/4/42	10,420,000		17,264,734
German Government,
Bonds	EUR	1.75	4/15/20	14,500,000	e	22,813,828
Globaldrive Auto Receivables,

Ser. 2011-AA, Cl. A	EUR	0.76	4/20/19	147,906	b,d	187,174
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	655,000	b	877,354
						43,655,692
Hungary--.2%
Hungarian Development Bank,
Gov't Gtd. Notes		6.25	10/21/20	1,400,000	b	1,554,000
Iceland--1.0%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	350,000	b	364,995
Icelandic Government,
Unscd. Notes		4.88	6/16/16	5,985,000	c	6,241,421
						6,606,416
India--.5%
ONGC Videsh,
Gtd. Notes	EUR	2.75	7/15/21	550,000		699,099
State Bank India,
Sr. Unscd. Notes		3.62	4/17/19	2,575,000	b	2,616,367
						3,315,466
Ireland--2.0%
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	3,610,000		4,615,673
Irish Government,
Unscd. Bonds	EUR	3.40	3/18/24	5,510,000		8,015,734
						12,631,407
Italy--8.6%
Enel,
Sub. Bonds		8.75	9/24/73	1,315,000	b,d	1,530,397
Enel,
Sr. Unscd. Debs.	EUR	4.88	2/20/18	915,000		1,311,855
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,741,123
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,467,655
Italian Government,
Treasury Bonds	EUR	1.50	8/1/19	9,625,000		12,417,688
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	7,000,000		9,704,760

Italian Government,
Treasury Bonds	EUR	4.50	5/1/23	6,750,000		10,126,833
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	5,285,000		7,412,504
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	2,075,000		3,147,056
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	1,300,000		2,294,371
Wind Acquisition Finance,
Gtd. Notes		7.38	4/23/21	400,000	b	403,000
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	1,225,000	b	1,281,656
Wind Acquisition Finance,
Sr. Scd. Notes	EUR	4.00	7/15/20	315,000	b	393,387
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	200,000	b,c	260,948
						55,493,233
Japan--3.6%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	38,000,000		363,262
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,266,897
Japanese Government,
Sr. Unscd. Bonds, Ser. 148	JPY	1.50	3/20/34	1,205,000,000		11,342,788
Japanese Government,
Sr. Unscd. Bonds, Ser. 18	JPY	0.10	3/10/24	574,900,000	f	5,804,122
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	223,000,000	f	2,273,945
						23,051,014
Kenya--.2%
Kenyan Government,
Notes		5.88	6/24/19	950,000	b	979,688
Lithuania--.2%
Lithuanian Government,
Sr. Unscd. Notes	EUR	3.38	1/22/24	1,100,000	c	1,560,949
Mexico--.7%
Alfa,
Sr. Unscd. Notes		6.88	3/25/44	625,000	b	696,094

Grupo Bimbo,
Gtd. Notes		3.88	6/27/24	1,250,000	b	1,236,812
Grupo Bimbo,
Gtd. Notes		4.88	6/27/44	500,000	b	487,430
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	20,550,000		1,736,037
Petroleos Mexicanos,
Gtd. Notes	EUR	3.75	4/16/26	225,000		312,251
						4,468,624
Morocco--.4%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	1,950,000		2,510,989
Netherlands--3.2%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	1,900,000	b	2,024,146
Deutsche Annington Finance,
Gtd. Notes		3.20	10/2/17	1,585,000	b	1,624,752
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	2,300,000	d	3,041,881
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	1,200,000		1,690,357
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	d	1,087,290
Netherlands Government,
Bonds	EUR	1.25	1/15/19	4,350,000	b	5,752,722
Rabobank Nederland,
Gtd. Notes		3.38	1/19/17	2,565,000		2,691,524
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	1,325,000		1,766,653
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	1,155,000	b	1,238,737
						20,918,062
New Zealand--1.0%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 319	NZD	5.00	3/15/19	3,675,000		2,989,098
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	3,775,000		3,133,034
						6,122,132

Norway--.4%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	5,200,000		899,796
Statoil,
Gtd. Notes		4.25	11/23/41	1,340,000		1,344,423
						2,244,219
Poland--.2%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	1,215,000		1,338,019
Portugal--1.9%
Portuguese Government,
Unscd. Notes		5.13	10/15/24	355,000	b	368,142
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	7,835,000	b	11,905,918
						12,274,060
Singapore--.5%
ABJA Investment,
Gtd. Bonds		5.95	7/31/24	3,150,000	c	3,192,919
Slovakia--.6%
Slovakian Government,
Bonds, Ser. 225	EUR	3.00	2/28/23	2,220,000	c	3,222,677
Slovakian Government,
Sr. Unscd. Notes, Ser. 216	EUR	4.35	10/14/25	600,000		947,899
						4,170,576
Spain--5.5%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	1,000,000	d	1,301,593
BBVA US Senior,
Gtd. Notes		4.66	10/9/15	875,000		908,291
Gestamp Funding,
Sr. Scd. Notes		5.63	5/31/20	600,000	b	609,000
Repsol International Finance,
Gtd. Notes	EUR	2.63	5/28/20	1,300,000		1,763,634
Santander International Debt,
Gtd. Notes	EUR	4.00	3/27/17	2,700,000		3,705,684
Spanish Government,
Bonds	EUR	3.75	10/31/18	6,770,000		9,586,836
Spanish Government,

Sr. Unscd. Bonds	EUR	4.30	10/31/19	7,700,000		11,361,665
Spanish Government,
Bonds	EUR	5.15	10/31/44	350,000	b	576,985
Spanish Government,
Bonds	EUR	5.40	1/31/23	1,965,000	b	3,172,597
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	1,600,000	c	2,333,691
						35,319,976
Supranational--.8%
Corporacion Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	920,000		952,800
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	1,000,000	b	1,017,500
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		601,681
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,482,102
						5,054,083
Sweden--.5%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	17,000,000		2,932,163
United Arab Emirates--.4%
Emirates Telecommunications,
Sr. Unscd. Notes	EUR	1.75	6/18/21	1,900,000		2,438,409
United Kingdom--7.9%
British Sky Broadcasting,
Gtd. Notes	EUR	1.50	9/15/21	1,025,000		1,294,051
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	216,084		351,445
Ensco,
Sr. Unscd. Notes		4.50	10/1/24	800,000		804,298
Ensco,
Sr. Unscd. Notes		5.75	10/1/44	1,425,000		1,449,785
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.81	2/15/17	1,720,000	b,d	2,177,861
HSBC Holdings,
Sub. Notes	EUR	3.38	1/10/24	2,275,000	d	3,059,927
Lloyds Bank,

Gtd. Notes		6.50	9/14/20	2,165,000	b	2,520,337
Lloyds Bank,
Sr. Unscd. Notes	GBP	2.75	12/9/18	1,775,000		2,933,203
Lloyds Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,975,000		2,739,915
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	750,000	c	1,164,826
United Kingdom Gilt,
Bonds	GBP	2.00	1/22/16	9,400,000		15,503,272
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	2,600,000		4,370,744
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	4,995,000		9,899,615
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,425,000	b	2,393,335
						50,662,614
United States--33.3%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A		2.62	11/15/27	2,243,207	b	2,253,827
Ally Financial,
Gtd. Notes		3.50	1/27/19	2,210,000	c	2,154,750
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	1,100,000		1,211,868
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D		2.09	2/8/19	2,400,000		2,396,484
AmeriCredit Automobile Receivables Trust,
Ser. 2013-4, Cl. C		2.72	9/9/19	1,065,000		1,085,392
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A		3.74	12/5/32	2,305,000	b,d	2,427,586
BAE Systems Holdings,
Gtd. Bonds		0.00	10/7/24	1,500,000	b	1,495,545
Barclays Commercial Mortgage Securities,
Ser. 2013-TYSN, Cl. A2		3.76	9/5/32	1,245,000	b	1,306,937
Bear Stearns ALT-A Trust,
Ser. 2005-4, Cl. 24A1		2.49	5/25/35	1,813,880	d	1,798,924
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-PWR10, Cl. AJ		5.44	12/11/40	650,000	d	641,556
Bear Stearns Commercial Mortgage Securities,

Ser. 2007-PWR16, Cl. AJ	5.71	6/11/40	2,140,000	d	2,178,225
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-PWR18, Cl. AJ	6.15	6/11/50	950,000	d	925,872
California Resources,
Gtd. Notes	6.00	11/15/24	835,000	b	860,050
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	415,000		414,301
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. C	2.41	5/20/19	2,275,000		2,266,780
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D	3.14	2/20/20	1,425,000		1,420,417
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	550,000		558,150
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		878,639
Cimarex Energy,
Gtd. Notes	5.88	5/1/22	900,000		972,000
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E	3.52	5/10/35	1,215,000	b,d	1,095,822
Colony American Homes,
Ser. 2014-1A, Cl. C	2.10	5/17/31	1,625,000	b,d	1,605,825
Colony American Homes,
Ser. 2014-1A, Cl. D	2.40	5/17/31	625,000	b,d	612,547
Commercial Mortgage Pass Through Certificates,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	530,000	b	513,885
Commercial Mortgage Pass Through Certificates,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	b	1,251,627
Commercial Mortgage Pass Through Certificates,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	370,000	b,d	359,526
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	375,000		391,408
Commercial Mortgage Trust,
Ser. 2013-CR10, Cl. A4	4.21	8/10/46	1,250,000	d	1,338,736
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	275,000		290,809
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	890,000	b,d	963,916
Commercial Mortgage Trust,

Ser. 2013-LC13, Cl. C		5.05	8/10/46	325,000	b,d	347,435
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C		5.17	10/10/46	725,000	b,d	773,872
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	1,084,689		1,098,610
Credit Suisse Mortgage Trust,
Ser 2014-USA, Cl.E		4.37	9/15/37	3,525,000	b	3,179,902
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		5.05	12/5/31	1,000,000	b,d	1,040,874
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-DN2, Cl. M2		1.80	4/25/24	1,750,000	d,g	1,701,295
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-DN3, Cl. M2		2.56	8/25/24	2,000,000	d,g	2,003,401
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-HQ2, Cl. M1		1.60	9/25/24	2,925,000	d,g	2,920,153
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	1,620,000		1,673,044
Genworth Holdings,
Gtd. Notes		4.90	8/15/23	2,670,000		2,756,548
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	915,000	b	935,562
JP Morgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	1,350,000	d	1,801,548
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. AS		3.22	4/15/46	930,000		910,455
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	1,775,000		1,737,201
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	1,260,000		1,318,497
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	2,000,000	d	2,095,603
JPMorgan Chase & Co.,
Sub. Notes		3.88	9/10/24	3,490,000		3,425,585
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		0.95	11/25/36	710,000	d	652,120
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		0.98	2/25/34	309,771	d	301,256
Marathon Petroleum,

Sr. Unscd. Notes	4.75	9/15/44	1,525,000		1,469,670
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ	5.67	5/12/39	940,000	d	949,067
Metropolitan Life Global Funding I,
Scd. Notes	1.50	1/10/18	1,160,000	b	1,151,288
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	935,000		1,042,525
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ	6.19	9/12/49	1,625,000	d	1,588,123
Morgan Stanley,
Sub. Notes	4.35	9/8/26	1,820,000		1,792,846
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B	3.77	2/15/46	505,000		503,383
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B	3.81	12/15/48	460,000	d	456,761
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C	4.31	12/15/48	390,000	d	391,518
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1	0.45	3/25/35	419,797	d	383,219
Popular ABS Mortgage Pass-Through Trust,
Ser. 2006-D, Cl. A2	0.31	11/25/46	400,830	d	387,720
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	300,000		339,976
Santander Drive Auto Receivables Trust,
Ser. 2013-3, Cl. D	2.42	4/15/19	2,900,000		2,894,077
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B	2.72	5/16/16	139,946		140,176
Santander Drive Auto Receivables Trust,
Ser. 2014-1, Cl. D	2.91	4/15/20	2,100,000		2,108,805
SLM Private Education Loan Trust,
Ser. 2011-B, Cl. A1	1.00	12/16/24	419,322	b,d	421,278
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	2,015,000	b	2,030,545
Structured Asset Securities Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A	6.25	6/25/34	895,000	d	925,459
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	1,400,000		1,401,750
T-Mobile USA,

Gtd. Notes	6.38	3/1/25	885,000		885,000
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	1,705,000		1,807,300
U.S. Treasury Bonds	3.38	5/15/44	8,280,000		8,550,392
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/18	1,698	h	1,712
U.S. Treasury Inflation-Protected Securities,
Notes	0.13	4/15/19	33,376,132	h	33,467,382
U.S. Treasury Inflation Protected Securities
Notes	1.25	7/15/20	30,059,587	h	31,938,311
U.S. Treasury Notes	0.25	4/15/16	28,570,000		28,515,860
U.S. Treasury Notes	1.75	9/30/19	11,570,000		11,555,086
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B	3.65	3/10/46	475,000	b,d	472,654
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C	4.09	3/10/46	370,000	b,d	368,513
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ	5.37	11/15/48	2,310,000	d	2,287,722
Wachovia Bank Commercial Mortgage Trust,
Ser. 2007-C32, Cl. AJ	5.93	6/15/49	1,530,000	d	1,569,840
Wells Fargo & Co.,
Sr. Unscd. Notes	2.63	12/15/16	1,580,000	c	1,635,597
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1	2.61	4/25/35	1,097,506	d	1,110,058
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B	3.71	3/15/45	385,000	d	384,634
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C	4.27	3/15/45	405,000	d	409,775
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.,	6.50	5/9/67	2,621,000	b,d	2,830,680
					214,513,067
Total Bonds And Notes
(cost $597,092,169)					591,194,220
			Face Amount
			Covered by
Options Purchased--.0%			Contracts ($)		Value ($)
Call Options
South African Rand,

February 2015 @ $11.099
(cost $166,824)	4,940,000		234,640
	Principal
Short-Term Investments--.3%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 11/13/14
(cost $1,559,934)	1,560,000	[i]	1,559,981

Other Investment--1.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $9,122,086)	9,122,086	[j]	9,122,086

Investment of Cash Collateral for Securities Loaned--2.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $17,552,128)	17,552,128	[j]	17,552,128
Total Investments (cost $625,493,141)	96.2%		619,663,055
Cash and Receivables (Net)	3.8%		24,689,041
Net Assets	100.0%		644,352,096

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
NZD--New Zealand Dollar
SEK--Swedish Krona
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities were valued at $88,982,626 or 13.8% of net assets.
c	Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was
$17,226,679 and the value of the collateral held by the fund was $18,114,312, consisting of cash collateral of
$17,552,128 and U.S. Government & Agency securities valued at $562,184.

d Variable rate security--interest rate subject to periodic change.
e Principal amount for accrual purposes is periodically adjusted based on changes in the German Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i Held by or on behalf of a counterparty for open financial futures contracts.
j Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized depreciation on investments was $5,830,086 of which $5,948,468 related to appreciated investment securities and $11,778,554 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	42.6
Corporate Bonds	19.2
U.S. Government	17.7
Commercial Mortgage-Backed	5.8
Asset-Backed	4.6
Short-Term/Money Market Investments	4.4
Residential Mortgage-Backed	1.9
Options Purchased	.0
96.2
† Based on net assets.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
September 30, 2014 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2014 ($)

Financial Futures Long
Long Gilt	28	5,135,641	December 2014	40,350
U.S. Treasury Long Bonds	9	1,241,156	December 2014	(14,147)

Financial Futures Short
Euro-Bobl	76	(12,279,338)	December 2014	(13,354)
Euro-Bond	69	(13,046,493)	December 2014	(77,699)
Japanese 10 Year Bonds	12	(15,956,964)	December 2014	(20,852)
U.S. Treasury 5 Year Notes	84	(9,933,656)	December 2014	3,147
U.S. Treasury 10 Year Notes	162	(20,191,781)	December 2014	52,190

Gross Unrealized Appreciation				95,687
Gross Unrealized Depreciation				(126,052)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
10/1/2014	a	8,870,991	7,752,359	7,766,991	14,632
10/31/2014	b	3,535,000	3,094,009	3,087,905	(6,104)

Brazilian Real,
Expiring:
10/2/2014	a	33,415,000	13,934,529	13,642,872	(291,657)
11/4/2014	c	34,225,000	13,857,769	13,843,571	(14,198)
11/4/2014	d	10,775,000	4,357,752	4,358,348	596

British Pound,
Expiring
10/31/2014	d	3,810,000	6,234,341	6,174,887	(59,454)

Indian Rupee,
Expiring
10/31/2014	c	763,195,000	12,482,832	12,270,246	(212,586)

Japanese Yen,
Expiring
10/31/2014	d	1,219,105,000	11,198,352	11,118,148	(80,204)

Mexican New Peso,
Expiring

10/31/2014	d	54,760,000	4,089,833	4,067,931	(21,902)

Norwegian Krone,
Expiring
10/31/2014	e	33,510,000	5,254,945	5,209,758	(45,187)

New Zealand Dollar,
Expiring
10/31/2014	d	3,860,000	3,035,114	3,003,488	(31,626)

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
10/31/2014	a	8,870,000	7,734,667	7,748,152	(13,485)
10/31/2014	d	1,055,000	924,778	921,567	3,211
10/31/2014	f	23,905,000	20,970,422	20,881,574	88,848

Brazilian Real,
Expiring:
10/2/2014	c	6,890,000	3,018,884	2,813,089	205,795
10/2/2014	g	26,525,000	11,628,289	10,829,783	798,506
11/4/2014	a	33,415,000	13,810,705	13,515,937	294,768

British Pound,
Expiring
10/31/2014	a	27,200,000	44,446,922	44,083,183	363,739

Canadian Dollar,
Expiring
10/31/2014	d	25,175,000	22,650,653	22,460,546	190,107

Euro,
Expiring:

10/31/2014	a	22,553,000	28,762,652	28,491,683	270,969
10/31/2014	b	4,230,000	5,406,109	5,343,848	62,261
10/31/2014	c	31,075,000	39,604,018	39,257,706	346,312
10/31/2014	d	39,861,000	50,828,116	50,357,246	470,870
10/31/2014	e	15,735,000	20,065,587	19,878,359	187,228
10/31/2014	f	30,420,000	38,807,707	38,430,231	377,476
10/31/2014	h	28,151,000	35,885,065	35,563,755	321,310
10/31/2014	i	5,245,000	6,686,431	6,626,120	60,311

Hungarian Forint,
Expiring
10/31/2014	d	1,499,110,000	6,193,646	6,089,065	104,581

Japanese Yen,
Expiring
10/31/2014	i	4,833,943,000	44,401,464	44,085,207	316,257

New Zealand Dollar,
Expiring
10/31/2014	e	19,295,000	15,531,317	15,013,551	517,766

South African Rand,
Expiring
10/31/2014	c	66,545,000	5,908,179	5,866,214	41,965

South Korean Won,
Expiring
10/31/2014	c	6,663,000,000	6,345,715	6,304,634	41,081

Swiss Franc,
Expiring
10/31/2014	d	11,670,000	12,390,567	12,226,787	163,780

Swedish Krona,

Expiring
10/31/2014	d	19,535,000	2,721,842	2,706,831	15,011

Gross Unrealized Appreciation	5,257,380
Gross Unrealized Depreciation	(776,403)

Counterparties:

a	Barclays Bank
b	Bank of America
c	Citigroup
d	Goldman Sachs International
e	Credit Suisse
f	UBS
g	Morgan Stanley Capital Services
h	Deutsche Bank
i	JP Morgan Chase Bank

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums (Receivable)	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)	Buy / Sell
9,270,000	ITRAXX S19 Sub 5YR Index	Deutsche	(1.00)	87.44	12/20/2018	(49,886)	74,300	(124,186)	Buy
2,530,000	ITRAXX S19 Sub 5YR Index	JP Morgan	(1.00)	87.44	12/20/2018	(13,615)	20,279	(33,894)	Buy

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums (Receivable)	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)	Buy / Sell
5,900,000	USD - 6 MONTH LIBOR	J.P. MORGAN CHASE	(1.76)	N/A	11/8/2022	269,366		269,366	N/A
27,500,000	USD - 6 MONTH LIBOR	CITIGROUP GLOBAL MARKETS	(1.83)	N/A	1/10/2019	(176,972)		(176,972)	N/A
16,100,000	USD - 6 MONTH LIBOR	CITIGROUP GLOBAL MARKETS	(0.84)	N/A	11/8/2022	207,228		207,228	N/A
6,500,000	EUR - 1 YEAR LIBOR	J.P. MORGAN CHASE	1.91	N/A	11/4/2016	418,948		418,948	N/A
101,400,000	MXN-28D	DEUTSCHE BANK	6.74	N/A	1/2/2024	248,922		248,922	N/A
262,600,000	MXN-28D	J.P. MORGAN CHASE	3.80	N/A	1/10/2017	(219,975)		(219,975)	N/A
49,500,000	USD - 6 MONTH LIBOR	GOLDMAN, SACHS & CO.	(0.66)	N/A	7/21/2016	17,386		17,386	N/A

Gross Unrealized Appreciation								1,161,850
Gross Unrealized Depreciation								(555,027)

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	29,384,500	-	29,384,500
Commercial Mortgage-Backed	-	37,661,123	-	37,661,123
Corporate Bonds+	-	123,679,456	-	123,679,456
Foreign Government	-	274,499,279	-	274,499,279
Mutual Funds	26,674,214	-	-	26,674,214
Residential Mortgage-Backed	-	11,941,119	-	11,941,119
U.S. Treasury	-	115,588,724	-	115,588,724
Other Financial Instruments:
Financial Futures++	95,687	-	-	95,687
Forward Foreign Currency Exchange Contracts++	-	5,257,380	-	5,257,380
Options Purchased	-	234,640	-	234,640
Swaps++	-	1,161,850	-	1,161,850
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(126,052)	-	-	(126,052)
Forward Foreign Currency Exchange Contracts++	-	(776,403)	-	(776,403)
Swaps++	-	(555,027)	-	(555,027)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period ended September is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.
As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain
(loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase
potential returns. The fund may elect to pay a fixed rate
and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net
interest received or paid on interest rate swap agreements
is included within unrealized appreciation (depreciation)
on swap contracts in the Statement of Assets and
Liabilities. Interest rate swaps are valued daily and the
change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is
terminated early, the fund records a realized gain or loss
equal to the difference between the current realized value
and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit
risk is the discounted net value of the cash flows to be
received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk

is mitigated by having a master netting arrangement
between the fund and the counterparty and by the posting
of collateral by the counterparty to the fund to cover the
fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit
events may include a failure to pay interest or principal,
bankruptcy, or restructuring. The fund enters into these
agreements to manage its exposure to the market or certain
sectors of the market, to reduce its risk exposure to
defaults of corporate and sovereign issuers, or to create
exposure to corporate or sovereign issuers to which it is
not otherwise exposed. For those credit default swaps in
which the fund is paying a fixed rate, the fund is buying
credit protection on the instrument. In the event of a
credit event, the fund would receive the full notional
amount for the reference obligation. For those credit
default swaps in which the fund is receiving a fixed rate,
the fund is selling credit protection on the underlying
instrument. The maximum payouts for these contracts
are limited to the notional amount of each swap. Credit
default swaps may involve greater risks than if the fund
had invested in the reference obligation directly and are
subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could
be required to make under a credit default swap agreement
would be an amount equal to the notional amount of the
agreement which may exceed the amount of unrealized
appreciation or depreciation reflected in the Statement of

Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart,
which summarizes open credit default swaps on index
issues entered into by the fund. These potential amounts
would be partially offset by any recovery values of the
respective referenced obligations, underlying securities
comprising the referenced index, upfront payments
received upon entering into the agreement, or net amounts
received from the settlement of buy protection credit
default swap agreements entered into by the fund for the
same referenced entity or entities.
GAAP requires disclosure for (i) the nature and terms of
the credit derivative, reasons for entering into the credit
derivative, the events or circumstances that would require
the seller to perform under the credit derivative, and the
current status of the payment/performance risk of the
credit derivative, (ii) the maximum potential amount of
future payments (undiscounted) the seller could be
required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any
recourse provisions and assets held either as collateral or
by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)